Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
General and administrative expenses	$ 2,406,788	$ 81,547	$ 1,832	$ 411,006
Administrative expenses—related party	30,000	20,000		110,000
Franchise tax expense	20,226	21,142		82,179
Loss from operations	(2,457,014)	(122,689)	(1,832)	(603,185)
Other income (expense)
Change in fair value of derivative warrant liabilities	(2,840)	(49,160)		109,900
Offering costs allocated to private warrants				(1,110)
Net gain from investments held in Trust Account	2,196	1,850		10,333
Total other income (expense)	(644)	(47,310)		119,123
Net loss	(2,457,658)	(169,999)	$ (1,832)	$ (484,062)
Redeemable Common Stock [Member]
Other income (expense)
Net loss	$ (1,900,805)	$ (120,319)
Weighted average shares outstanding	5,750,000	3,705,556		5,245,890
Basic and diluted net loss per share	$ (0.33)	$ (0.03)		$ (0.07)
Non Redeemable Common Stock [Member]
Other income (expense)
Net loss	$ (556,853)	$ (49,680)
Weighted average shares outstanding	1,684,500	1,530,011	1,250,000	1,646,407
Basic and diluted net loss per share	$ (0.33)	$ (0.03)	$ 0	$ (0.07)